Stock Purchase and Awards Plan (Tables)	12 Months Ended
Apr. 29, 2011
Stock Based Compensation Tables [Abstract]
Schedule of Weighted Average Fair Value And Assumptions Used For Options Granted
	Fiscal Year
	2011	2010	2009
Weighted average fair value of options granted	$8.19	$8.77	$8.96
Assumptions used:
Expected life (years)(a)	6.30	6.16	6.05
Risk-free interest rate (b)	2.25%	3.17%	3.11%
Volatility (c)	26.03%	26.91%	25.64%
Dividend yield (d)	2.40%	2.29%	2.03%

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
	Fiscal Year
(in millions)	2011	2010	2009
Stock options	$87	$112	$140
Restricted stock awards	97	98	82
Employee stock purchase plan	14	15	15
Total stock-based compensation expense	$198	$225	$237

Cost of products sold	$22	$26	$28
Research and development expense	49	55	58
Selling, general, and administrative expense	127	144	151
Total stock-based compensation expense	$198	$225	$237

Income tax benefits	(58)	(67)	(69)

Total stock-based compensation expense, net of tax	$140	$158	$168

Schedule of Share-based Compensation, Stock Options, Activity
	Fiscal Year
	2011		2010		2009
	Options (in thousands)	Wtd. Avg. Exercise Price	Options (in thousands)	Wtd. Avg. Exercise Price	Options (in thousands)	Wtd. Avg. Exercise Price
Beginning balance	89,613	$46.13	93,394	$46.57	92,444	$47.21
Granted	6,371	37.59	7,863	35.81	12,447	37.25
Exercised	(627)	32.84	(3,126)	32.96	(8,046)	39.01
Canceled	(10,705)	48.91	(8,518)	46.27	(3,451)	47.59
Outstanding at year-end	84,652	$45.23	89,613	$46.13	93,394	$46.57
Exercisable at year-end	66,286	$47.24	67,944	$48.24	67,795	$47.78

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
	Fiscal Year
	2011		2010		2009
	Awards (in thousands)	Wtd. Avg. Grant Price	Awards (in thousands)	Wtd. Avg. Grant Price	Awards (in thousands)	Wtd. Avg. Grant Price
Nonvested, beginning balance	8,909	$42.67	8,346	$43.88	5,789	$49.24
Granted	2,682	37.52	2,783	34.92	3,520	36.47
Vested	(1,809)	47.28	(1,632)	35.36	(564)	12.26
Forfeited	(575)	40.12	(588)	43.52	(399)	51.17
Nonvested at year-end	9,207	$40.42	8,909	$42.67	8,346	$43.88

Unrecognized compensation expense related to restricted stock awards as of April 29, 2011 was $142 million and is expected to be recognized over a weighted average period of 2.5 years and will be adjusted for any future changes in estimated forfeitures.